Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	$ 116,513	$ 197,201	$ 46,770	$ 0
Non-current restricted cash	0	73,339	0	$ 0
Liquefaction Project [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Current restricted cash	116,513	197,201	46,770
Non-current restricted cash	$ 0	$ 73,339	$ 0